UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02033

The Reserve Fund
(Exact name of registrant as specified in charter)

The Reserve 1250 Broadway 32nd Floor New York, NY		10001
(Address of principal executive offices)		(Zip code)

Edmund P. Bergan Jr., Esq. The Reserve 1250 Broadway 32nd Floor New York, NY 10001
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-401-5500

Date of fiscal year end:	May 31st

Date of reporting period:	Quarter ended August 31, 2006

Item 1.           Schedule of Investments

THE RESERVE FUND - PRIMARY FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Principal
Amount		Value
	Negotiable Bank Certficates of Deposit– 49.8%
	Domestic– 2.1%
$500,000,000	Washington Mutual Bank, 5.340%, 9/20/06 (Cost $500,000,000)	$500,000,000.00

	Yankees– 47.7%
800,000,000	Abbey National Bank, 5.42%,11/3/06	800,000,000
300,000,000	Banco Bilbao Vizcaya Ar, 5.32%, 9/12/06	300,000,000
300,000,000	Bank of Tokyo Mitsubishi, 5.33%, 9/7/06	300,000,000
600,000,000	Bank of Tokyo Mitsubishi, 5.34%, 9/12/06	600,000,000
500,000,000	Barclay’s Bank, 5.39%, 9/29/06	500,000,000
500,000,000	BNP Paribas, 5.425%, 11/2/06	500,000,000
600,000,000	Canadian Imperial Bank of Commerce, 5.32%, 11/24/06*	600,000,000
200,000,000	Canadian Imperial Bank of Commerce, 5.41%, 9/14/07*	200,000,000
800,000,000	Credit Suisse First Boston, 5.29%, 9/20/06	800,000,000
300,000,000	Deutsche Bank, 4.81%, 2/14/07	300,000,000
425,000,000	Deutsche Bank, 5.50%, 7/9/07	425,000,000
200,000,000	Forenings Sparbanken (SW), 5.29%, 9/29/06	200,000,000
200,000,000	Forenings Sparbanken (SW), 4.85%, 1/29/07	200,000,000
500,000,000	Fortis Bank, 5.29%, 9/13/06	500,000,000
400,000,000	Fortis Bank, 5.42%, 11/3/06	400,000,000
500,000,000	Mizuho Corp Bank, 5.34%, 9/12/06	500,000,000
400,000,000	Mizuho Corp Bank, 5.34%, 913/06	400,000,000
300,000,000	Norinchukin Bank, 5.34%, 9/12/06	300,000,000
100,000,000	Norinchukin Bank, 5.34%, 9/13/06	100,000,000
400,000,000	Norinchukin Bank, 5.45%, 11/2/06	400,000,000
300,000,000	Royal Bank of Canada, 5.29%, 9/20/06	300,000,000
700,000,000	Royal Bank of Scotland, 5.42%, 11/3/06	700,000,000
100,000,000	Royal Bank of Scotland, 5.845%, 1/30/07	100,000,000
500,000,000	Skandinavista Enskilda Bank, 5.330%, 628/07	499,950,777
800,000,000	Societe Generale, 5.35%, 11/24/06	800,000,000
200,000,000	Svenska Handelsbanken, 4.85%, 1/29/07	200,000,000
400,000,000	Union Bank of Switzerland, 5.32%, 9/20/06	400,000,000
		11,324,950,777
	Total Negotiable Bank Certificates of Deposit (Cost $11,824,950,777)	11,824,950,777

	Asset Backed Security-0.6%
152,000,000	Capital One Auto Finance, 5.4796%, 8/15/07 (Cost $152,000,000)	152,000,000

	Commercial Paper-1.9%
302,017,000	Aspen Funding, 5.291%, 9/28/06	300,824,411
150,000,000	Galleon Capital LLC, 5.306%, 9/12/06	149,758,000

	Total Commercial Paper (Cost $450,582,411)	450,582,411

	Euro Time Deposits–Cayman- 5.8%
373,000,000	National City Bank Cleveland, 5.30%, 9/1/06	373,000,000
1,000,000,000	PNC Bank, 5.30%, 9/1/06	1,000,000,000

	Total Euro Time Deposits-Cayman (Cost $1,373,000,000)	1,373,000,000

	Floating Rate Note-14.9%
200,000,000	American Express Centuri, 5.295%, 8/20/07*	200,000,000
400,000,000	Bank of Ireland, 5.305%, 9/19/07*	400,000,000
300,000,000	Barclay Bank, 5.313%, 5/30/07*	299,994,517
190,000,000	General Electric Cap, 5.286%, 9/24/07*	190,000,000
200,000,000	Merril Lynch, 5.3625%, 5/29/07*	200,000,000
300,000,000	Merril Lynch , 5.3056%, 9/24/07*	300,000,000
500,000,000	Royal Bank of Canada, 5.372%, 9/1/07*	500,000,000
300,000,000	Skandinav Enskilda Bank, 5.3531%, 4/04/07*	300,000,000
145,000,000	Skandinav Enskilda Bank, 5.3581%, 9/10/07*	145,000,000
500,000,000	Unicredito Italiano S P, 5.34%, 9/14/07*	500,000,000
500,000,000	Wachovia Bank Na Winston, 5.31%, 5/22/07*	500,000,000

	Total Floating Rate Notes (Cost $3,534,994,517)	3,534,994,517

	Government Agency Notes-1.1%
250,000,000	Federal Home Loan Mortgage Corp., 4.80%, 2/23/07 (Cost $250,000,000)	250,000,000

	Repurchase Agreements– 25.5%
$550,000,000	Bank of America, 5.3425%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $550,081,622 (collateralized by CORP 4.75% to 9.50% due 2/15/07 to 12/1/45 value ar $577,500,000)		$550,000,000
900,000,000

Barclays Bank Inc., 5.28%-5.35%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $900,132,389 (collateralized by CORP 0.00% to 9.50% due 4/15/07 to 6/1/36 valued at $210,000,001, FGPC 5.00% to 7.0% due 3/1/26 to 8/1/36 valued at $54,437,493, FGRA 0.00% to 12.025% due 8/15/28 to 7/25/36 valued at $116,274,505, FGRM 3.30% to 7.50% due 11/15/08 to 1/15/36 valued at $166,103,922, FGST 5.50%, due 5/1/36 valued at $6,487,725, FMAR 4.94% to 6.713% due 7/1/27 to 11/1/35 valued at $22,051,031, FNAR 3.88% to 6.131% due 4/1/09 to 8/1/46 valued at $37,321,461, FNMS 4.00% to 7.50% due 4/1/10 to 8/1/36 valued at $226,252,448, FNRA 3.037% to 6.385% due 3/25/17 to 7/25/35 valued at $28,613,273, FNRM 4.50% to 7.00% due 3/25/14 to 6/25/36 valued at $64,366,675.)

			900,000,000
2,399,000,000	Bear Stearns & Co., Inc., 5.29%-5.33%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $2,399,353,520 (collateralized by ABS 0% to 8.739% due 2/18/11 to 9/12/46 valued at $755,359,983, CMO 0.00% to 7.543% due 4/15/09 to 1210/42 valued at $189,641,620, FGSP 0% to 0% due 8/1/27 to 8/15/36 valued at $719,770,575, FNST 0% to 0% due 2/1/23 to 7/1/36 valued at $824,199,811.)		2,399,000,000
150,000,000	Citibank., 5.365%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $150,022,344 (collateralized by ABS 0.00% to 0.00% due 7/25/20 to 6/25/36 valued at $148,996,717, CD 0.00% to 5.875% due 7/15/16 to 9/15/16 valued at $6,683,610.)		150,000,000
750,000,000	Deutsche Bank Securities Inc., 5.29%-5.3725%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $750,110,552 (collateralized by FGPC 5.0% to 7.50% due 12/1/17 to 8/1/36 valued at $135,966,031, FGRA 0.00% to 0.00% due 6/15/24 to 2/15/32 valued at $82,649,891, FMAR 5.479% due 5/1/36 valued at $58,183,101, FNAR 4.851% to 6.235% due 3/1/34 to 7/1/36 valued at $373,435,950, FNMS 5.00% to 7.00% due 12/1/17 to 8/1/36 valued at $64,513,079, FNRA 5.80% due 5/25/32 valued at $50,414,918, FNST 5.00% due 8/1/35 valued at $8,131,741.)		750,000,000
600,000,000	HSBC, 5.3625%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $600,089,375 (collateralized by CMO 0.00% to 6.50% due 9/21/13 to 8/25/36 valued at $536,880,921, FNST 0.00% to 0.00% due 6/1/36 to 8/1/36 valued at $91,345,830.)		600,000,000
500,000,000	Merill Lynch, 5.3525%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $500,074,340 (collateralized by FNST 0.00% to 8.75% due 8/15/08 to 6/30/66 valued at $525,000,668.)		500,000,000
200,000,000	Morgan Stanley, 5.3625%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $200,029,792 (collateralized by CORP 0.00% to 7.656% due 11/27/06 to 11/25/42 valued at $211,303,428.)		200,000,000

	Total Repurchase Agreements (Cost $6,049,000,000)		6,049,000,000

	Total Investments (Cost $23,634,527,705)	99.6%	23,634,527,705
	Other assets, less liabilities	0.4	88,436,559
	Net Assets	100.0%	$23,722,964,264

THE RESERVE FUND - U.S. GOVERNMENT FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value
	Government Agency Notes– 11.4%
$50,000,000	Fannie Mae, 5.61%, 9/05/07		$50,000,000
70,900,000	Federal Home Loan Mortgage Corp., 4.80%, 2/12/07		70,900,000
30,000,000	Federal Home Loan Mortgage Corp., 4.80%, 2/23/07		30,000,000
30,000,000	Federal National Mortgage Association, 4.85%, 2/27/07		30,000,000
100,000,000	Federal National Mortgage Association, 4.90%, 3/5/07		99,985,176
50,000,000	Federal National Mortgage Association, 5.09%, 4/20/07		50,000,000
40,000,000	Federal National Mortgage Association, 5.50%, 7/03/07		40,000,000
40,000,000	Federal Home Loan Mortgage Corp., 5.50%, 7/09/07		40,000,000
29,219,000	Federal Home Loan Mortgage Corp., 5.55%, 7/11/07		29,219,000
50,000,000	FHLB, 5.20%,12/15/06		49,994,319

	Total Government Agency Notes (Cost $490,098,495)		490,098,495

	Repurchase Agreements – 88.5%
800,000,000	Barclays & Co., 5.26%, dated 8/31/06,due 9/1/06, repurchase proceeds at maturity $800,116,889 (collateralized by FMDN 0.00% due 11/14/06 to 3/6/07 valued at $513,718,447, FHLB 5.25% due 12/11/20 valued at $302,282,000)		800,000,000
839,000,000	Bear Stearns & Co., Inc., 5.29%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $839,123,286 (collateralized by GNRR 4.309% due 10/20/27 valued at $3,135,848, GNRM 4.913-5.222% due 12/16/40 to 3/16/44 valued at $141,018,630, FGRA 0.00% due 8/15/08 to 9/15/31valued at $7,314,534, FGRM 2.7-8.30% due 4/15/08 to 3/15/33 valued at $473,736,052,FNR2 7.0% due 4/25/22 valued at $3,387, FNRM 0.00-9.5% due 11/25/15 to 7/25/34 valued at $238,961,685)		839,000,000
800,000,000

Deutsche Bank Securities Inc., 5.28%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $800,117,333 (collateralized by FNNT 3.15-7.00% due 2/28/07 to 4/20/26 valued at $105,105,191, FNSM 3.25-6.00% due11/15/07 to 4/28/21 valued at $84,622,073, FMNT 3.25-6.75% due 2/25/08 to 9/15/29 valued at $106,098,729, FHLB 3.25-5.82% due 12/15/07 to 3/30/09 valued at $44,343,836, FNDN 0.00% due 10/6/06 to 6/29/07 valued at $44,743,297, FHOR 0.00-6.125% due 11/2/10 to 3/3/25 valued at $268,176,901, FMDN 0.00% due 6/29/07 valued at $23,422,999, FHDN 0.00% due 9/1/06 valued at $19,998,000, FCOR 5.75-6.25% due 8/1/16 to 8/17/16 valued at $43,212,703, FCSB 5.15-3.00% due 6/1/07 to 4/15/08 valued at $34,071,601, FCDN 0.00% due 3/1/07 valued at $20,606,445, FMFR 6.5% due 1/27/11 valued at $21,598,798)

			800,000,000
500,000,000	Greenwich Capital MBS., 5.29% dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $500,073,472 (collateralized by FGSP 0.00% due 1/1/32 to 2/1/36 valued at $342,554,285, FNST 0.00% due 6/1/36 to 7/1/36 valued at $172,446,987)		500,000,000
53,000,000	State Street Corp., 4.85%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $53,007,140 (collaterilized by FHLB 3.625% due 1/15/08 valued at $7,216,209, FNMA 5.0% due 1/15/07 valued at $47,377,546)		53,000,000
400,000,000	Morgan Stanley & Co., 5.26%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $400,058,444 (collatterized by FNSM 3.875-7.25% due 10/15/06 to 6/13/17 valued at $409,176,510)		400,000,000
400,000,000	HSBC Securities Inc., 5.27%, dated 8/31/06, due 9/1/06, repurchase proceeds at maturity $400,058,556 (collateralized by US Treasury Bill 0.0% due 9/7/6 to 3/1/07 valued at $176,951,076, US Treasury Note 4.625% due 3/31/08 valued at $231,052,143)		400,000,000

	Total Repurchase Agreements (Cost $3,792,000,000)		3,792,000,000

	Total Investments (Cost $4,282,098,495)	99.9%	4,282,098,495
	Other assets less liabilities	0.1	4,963,761

	Net Assets	100.0%	$4,287,062,256

THE RESERVE FUND - U.S. TREASURY FUND

SCHEDULE OF INVESTMENTS – AUGUST 31, 2006 (Unaudited)

Principal
Amount			Value
	U.S. Treasury Bills - 99.7%
$106,000,000	U.S Treasury Bill 5.135% 9/07/2006		$105,912,418
105,000,000	U.S Treasury Bill 5.075% 9/14/2006		104,807,970
90,000,000	U.S. Treasury Bill 4.61% 9/21/2006		89,753,611
148,000,000	U.S Treasury Bill 4.70% 9/28/2006		147,450,145
25,000,000	U.S Treasury Bill 4.65% 10/26/2006		24,809,983
54,000,000	U.S Treasury Bill 4.77% 11/30/2006		53,338,500
25,000,000	U.S Treasury Bill 4.83% 1/25/2007		24,488,493
26,000,000	U.S Treasury Bill 4.87% 2/15/2007		25,400,563
	Total U.S. Treasury Bills (Cost $575,961,683)		575,961,683

	Total Investments (Cost $575,961,683)	99.7%	575,961,683
	Other assets, less liabilities	0.3	1,845,977
	Net Assets	100.0%	$577,807,660

THE RESERVE FUNDS - RESERVE LIQUID PERFORMANCE MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31,2006 (Unaudited)

Principal
Amount			Value
	REPURCHASE AGREEMENTS – 97.7%
$100,000	Bear Stearns & Co. Inc., 5.29% dated 8/31/06 due 9/1/06, repurchase proceeds at maturity $100,015 (collateralized by FCOR at 3.00% due 7/28/08 valued at $298,910)		$100,000

	Total Repurchase Agreements (Cost $100,000)		100,000

	Total Investments (Cost $100,000)	97.7%	100,000
	Other assets, less liabilities	2.3	2,406
	Nets Assets	100.0%	$102,406

THE RESERVE FUND - QUAKER MONEY MARKET FUND

SCHEDULE OF INVESTMENTS - AUGUST 31, 2006 (Unaudited)

Investment in Reserve Primary Fund - Class 8 (1,564,058 shares; Cost $1,564,058)		$1,564,058

Total Investments	100.0%	$1,564,058
Liabilities in excess of Other Assets	0.0 ^	(351)
Net Assets	100.0%	$1,563,707

GLOSSARY

ABS	Asset Backed Security
CD	Certificate of Deposit
CMO	Collateralized Mortgage Obligation
CORP	Corporate Bond
FCDN	Farm Credit System Discount Note
FCOR	Farm Credit System Optional Principal Redemtion Bond
FCSB	Farm Credit System Bond
FGRA	FHLMC Adjustable Rate REMIC
FGPC	FHLMC Gold Mortgage-Backed Pass-Through Participation Certificates
FGRM	FHLMC Gold REMIC Mortgage-Backed Pass-Through Participation Certificates
FGSP	Freddie Mac Gold Strips - Principal Only
FGST	FHLMC Gold Strip - Interest or Principal
FHDN	Federal Home Loan Discount Note
FHLB	Federal Home Loan Bank
FHOR	Federal Home Loan Bank Optional Principal Redemption Bond
FMAR	Federal Home Loan Mortgage Corp Adjustable Rate
FMDN	Federal Home Loan Mortgage Corp Discount Note
FMFR	Freddie Mac Floating Rate Debenture
FMNT	Freddie Mac Fixed Rate Notes
FNAR	Fannie Mae Adjustable Rates
FNDN	FNMA Discount Note
FNMA	Federal National Mortgage Association
FNMS	Federal Mortgage-Backed Pass-Through Securities
FNNT	FNMA Medium Term Note
FNRA	FNMA REMIC
FNRM	FNMA REMIC Mortgage-Backed Pass-Through Securities
FNR2	Fannie Mae Remics Second Issuance
FNSM	Federal National Mortgage Association (Debentures)
FNST	FNMA STRIPS
GNRM	GNMA Pass-Through Floating Rate Securities
GNRR	PPC Eligible GNMA REMIC

* Variable Rate Instrument. This is the rate in effect at the time of this report.

^   Amount is less than 0.05%

Item 2.                 Controls and Procedures

(a)                                                It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the current disclosure controls of the registrant and each of its series (the “registrant”) and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)                                               The registrant has revised, adopted and implemented written compliance policies and procedures as required by new Rule 38a-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Board of Trustees of the registrant, including a majority of the Trustees who are not interested persons, has approved the policies and procedures of the registrant and those of each investment adviser, principal underwriter, administrator, and transfer agent of the fund, based on a finding by the Board that the policies and procedures are reasonably designed to prevent violation of the Federal Securities Laws by the registrant, and by each investment adviser, principal underwriter, administrator, and transfer agent of the registrant.

Item 3.                 Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Reserve Fund

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

Date       October 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Bent II	/s/ Arthur T. Bent III
	Bruce R. Bent II	Arthur T. Bent III
	Co-Chief Executive Officer	Co-Chief Executive Officer

By (Signature and Title)*	/s/ Patrick J. Farrell
Patrick J. Farrell
Chief Financial Officer

Date        October 31, 2006

*  Print the name and title of each signing officer under his or her signature.